Expense Example, No Redemption - AZL Government Money Market Fund - AZL Government Money Market Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	367
Expense Example, No Redemption, 10 Years	$ 822